DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	ProPetro Holding Corp.
Entity Central Index Key	0001680247
Document Type	S-1/A
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Trading Symbol	PUMP
Entity Filer Category	Non-accelerated Filer